CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON LTD	CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON LTD
Certain of the consolidated entities by VEON Ltd. are restricted from remitting funds in the form of cash dividends or loans by a variety of regulations, contractual or local statutory requirements.
Regulation S-X requires that condensed financial information of the registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries means that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.
The Company performed a test on the restricted net assets of consolidated subsidiaries and concluded the restricted net assets exceed 25% of the consolidated net assets of the Company as of December 31, 2023. As of December 31, 2023, VEON Ltd. had restricted net assets of 105%, compared to 303% in 2022, of total net assets. The Company was subject to restrictions on the up-streaming of dividend from Ukraine and Russia during 2022 owing to the ongoing war between Russia and Ukraine (refer Note 24 for further details). The decline in percentage when compared with 2022 is mainly associated with the completion of sale of the Russian operations during 2023 (Refer Note 10 for further details) that resulted in the decline of its restricted net asset for 2023. The main restriction for 2023 related to Ukraine operations owing to regulatory restriction as explained above and in Note 24, which includes the freezing of Kyivstar’s corporate rights applied from October 6, 2023 by the Security Services of Ukraine. In addition, the devaluation of exchange rates in the countries in which VEON operates also lowered the book value of the consolidated net assets of the Company relative to its share of the restricted assets. Accordingly, separate condensed financial statements of VEON Ltd. have been prepared, in accordance with Rule 5-04 and Rule 12-04 of SEC Regulation S-X.
The separate condensed financial statements should be read in conjunction with the Company’s consolidated financial statements and the accompanying notes thereto.
The separate condensed financial statements have been prepared in accordance with Title 9 of Book 2 of the Dutch Civil Code. In accordance with the provisions of Article 362, paragraph 8, Title 9 of Book 2 of the Dutch Civil Code the accounting policies used are the same as those explained in the Notes to the Consolidated Financial Statements, prepared under IFRS, except for the accounting policy disclosed below.
The ‘Equity’ and ‘Profit / (loss) for the year’ shown in the separate condensed financial statements below are equal to the ‘Equity’ and ‘Profit / (loss) for the year’ which are attributable to the owners of the parent within the Company’s consolidated financial statements.
Subsidiaries
Subsidiaries are all entities (including intermediate subsidiaries) over which the Company has control. The Company controls an entity when it is exposed, or has rights, to variable returns from its involvement with the subsidiary and has the ability to affect those returns through its power over the subsidiary. Subsidiaries are recognized from the date on which control is transferred to the Company or its intermediate holding entities. They are de-recognized from the date that control ceases.
Investments in subsidiaries are measured at net asset value. Net asset value is based on the measurement of assets, provisions and liabilities and determination of profit based on the principles applied in the consolidated financial statements. If the valuation of a subsidiary based on the net asset value is negative, it will be stated at nil. If and insofar as the Company can be held fully or partially liable for the debts of the subsidiary or has the firm intention of enabling the participation to settle its debts, a provision is recognized for this.
Newly acquired subsidiaries are initially recognized on the basis of the fair value of their identifiable net assets at the acquisition date. For subsequent valuations, the principles that apply for these financial statements are used.
The amount by which the carrying amount of the subsidiary has changed since the previous financial statements as a result of the net result achieved by the subsidiary is recognized in the income statement.
Condensed statement of financial position:
As of December 31

	2023	2022	2021
Non-current assets
Intangible assets	3	5	6
Tangible fixed assets	2	2	3
Financial fixed assets	1,157	760	690
Total non-current assets	1,162	767	699
Total current assets	116	78	119

Total assets	1,278	845	818

Equity	865	569	586
Total liabilities	413	276	232

Total equity and liabilities	1,278	845	818
Condensed income statement:
for the years ended December 31

	2023	2022	2021
Selling, general and administrative expenses	(134)	(103)	(86)
Other operating gains	—	—	—
Recharged expenses to group companies	23	10	(11)

Operating (loss)	(111)	(93)	(97)
Finance income and (costs)	(6)	(1)	2
Share in result of subsidiaries after tax	(2,410)	(68)	773
Income tax	(1)	—	(4)
Total non-operating income and expenses	(2,417)	(69)	771

Profit / (loss) for the year	(2,528)	(162)	674

Condensed statements of comprehensive income:
for the years ended December 31

	2023	2022	2021
Total comprehensive (loss) / profit for the year, net of tax	—	—	—

Condensed statement of cash flows:
for the years ended December 31

	2023	2022	2021

Net cash flows from operating activities	(104)	(108)	(27)

Investing activities
Receipt of capital surplus from a subsidiary	—	—	(1)
Other cash flows from investing activities	2	—	3
Net cash flows used in investing activities	2	—	2

Financing activities
Proceeds from borrowings net of fees paid	100	60	—

Net cash flows generated from/(used in) financing activities	100	60	—

Net increase (decrease) in cash and cash equivalents	(2)	(48)	(25)
Cash and cash equivalents at beginning of period	6	54	79
Cash and cash equivalents at end of period	4	6	54

As of December 31, 2023, 2022 and 2021 there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Amsterdam, October 17, 2024
VEON Ltd.